Summary of Significant Accounting Policies (Details) $ in Millions	9 Months Ended
Sep. 30, 2017 USD ($) shares
Accounting Policies [Abstract]
Partners' Capital Account, Units, Sale of Units (in Shares) | shares	2,570,525
Proceeds from Issuance of Common Limited Partners Units	$ 48.8
Proceeds, Net of Offering Costs, from Issuance of Common Limited Partners Units	$ 45.4